Condensed Consolidated Balance Sheets (Parenthetical) - $ / shares	Mar. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Preferred stock, shares authorized	20,000,000	20,000,000	333,333
Preferred stock, par value	$ 0.001	$ 0.001	$ 0.001
Common stock, shares authorized	975,000,000	975,000,000	16,250,000
Common stock, par value	$ 0.001	$ 0.001	$ 0.001
Common stock, shares issued	41,924,720	16,095,929	2,841,342
Common stock, shares outstanding	41,924,720	16,095,929	2,841,342
Treasury stock, shares	216,667	216,667	216,667
Series B Preferred Stock [Member]
Preferred stock, shares issued	1,129,241	0
Preferred stock, shares outstanding	1,129,241	0
Liquidation preference	$ 0.001	$ 0.001
Series C Convertible Preferred Stock [Member]
Preferred stock, shares issued		0	0
Preferred stock, shares outstanding		0	0
Liquidation preference		$ 0.001	$ 0.001